Average Annual Total Returns{- Fidelity Freedom® 2040 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-08 - Fidelity Freedom® 2040 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0270 Past 1 year	F0270 Since Inception
Total	18.53%	11.91%	[1]	18.40%	15.13%	[1]	16.54%	12.15%	[1]

[1]	(a)From June 7, 2017